Vanguard FTSE Social Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.9%)
	Linde plc	188,427	38,856
	Air Products & Chemicals Inc.	76,233	18,016
	Ecolab Inc.	87,668	16,365
	Newmont Goldcorp Corp.	284,246	10,915
	PPG Industries Inc.	82,205	10,591
	LyondellBasell Industries NV Class A	91,778	8,493
	Nucor Corp.	105,294	5,934
^	International Flavors & Fragrances Inc.	37,019	5,228
	FMC Corp.	45,110	4,419
	Avery Dennison Corp.	29,240	3,812
	CF Industries Holdings Inc.	75,739	3,500
	Steel Dynamics Inc.	73,400	2,476
	Albemarle Corp.	36,660	2,397
	Mosaic Co.	123,154	2,346
	Ashland Global Holdings Inc.	20,358	1,460
*	Alcoa Corp.	63,637	1,295
	Westlake Chemical Corp.	11,821	812
			136,915
Consumer Goods (7.9%)
	Procter & Gamble Co.	857,747	104,697
	PepsiCo Inc.	486,370	66,064
	NIKE Inc. Class B	427,942	40,008
	Mondelez International Inc. Class A	493,617	25,935
	Colgate-Palmolive Co.	291,266	19,754
	Kimberly-Clark Corp.	118,200	16,115
*	Tesla Inc.	48,666	16,057
	General Motors Co.	429,485	15,461
	Estee Lauder Cos. Inc. Class A	74,731	14,608
	Activision Blizzard Inc.	262,329	14,383
	Ford Motor Co.	1,353,747	12,265
	General Mills Inc.	208,359	11,110
*	Electronic Arts Inc.	100,935	10,195
	VF Corp.	106,343	9,416
*	Lululemon Athletica Inc.	41,041	9,263
	Tyson Foods Inc. Class A	99,654	8,958
	Aptiv plc	89,251	8,379
*	Monster Beverage Corp.	133,845	8,007
	Hershey Co.	50,068	7,418
	McCormick & Co. Inc.	42,664	7,221
	Kraft Heinz Co.	217,273	6,627
	DR Horton Inc.	117,412	6,499
	Clorox Co.	43,362	6,428
	Church & Dwight Co. Inc.	84,796	5,956
	Lennar Corp. Class A	96,941	5,782
	Kellogg Co.	85,175	5,547
	Genuine Parts Co.	48,709	5,084
	Garmin Ltd.	50,628	4,946
	Conagra Brands Inc.	167,204	4,827

* Take-Two Interactive Software Inc.	38,800	4,708
Hormel Foods Corp.	96,225	4,285
Lamb Weston Holdings Inc.	50,718	4,259
JM Smucker Co.	38,353	4,030
* LKQ Corp.	106,891	3,771
PulteGroup Inc.	88,680	3,516
Coca-Cola European Partners plc	61,598	3,108
Fortune Brands Home & Security Inc.	49,031	3,102
Whirlpool Corp.	21,618	3,094
BorgWarner Inc.	72,190	3,036
* Mohawk Industries Inc.	20,416	2,845
Campbell Soup Co.	58,108	2,706
Tapestry Inc.	99,686	2,681
Bunge Ltd.	48,199	2,573
Lear Corp.	21,256	2,557
Gentex Corp.	89,745	2,549
Newell Brands Inc.	132,427	2,545
PVH Corp.	25,756	2,497
Autoliv Inc.	29,945	2,447
Leggett & Platt Inc.	45,879	2,400
Keurig Dr Pepper Inc.	71,267	2,205
Harley-Davidson Inc.	54,281	1,975
Polaris Inc.	20,090	1,963
Ingredion Inc.	23,446	1,950
Ralph Lauren Corp. Class A	18,037	1,936
Hanesbrands Inc.	123,560	1,862
* Capri Holdings Ltd.	49,918	1,854
Toll Brothers Inc.	45,099	1,812
* Herbalife Nutrition Ltd.	34,929	1,593
Goodyear Tire & Rubber Co.	78,800	1,260
* Under Armour Inc. Class A	63,150	1,193
* Under Armour Inc. Class C	68,637	1,187
Coty Inc. Class A	97,600	1,126
Kontoor Brands Inc.	14,934	535
Spectrum Brands Holdings Inc.	2,262	141
		562,311
Consumer Services (9.4%)
Walt Disney Co.	606,251	91,896
Home Depot Inc.	382,726	84,395
McDonald's Corp.	266,342	51,798
* Netflix Inc.	146,381	46,060
Starbucks Corp.	415,654	35,509
CVS Health Corp.	451,046	33,950
Lowe's Cos. Inc.	271,912	31,898
* Booking Holdings Inc.	14,695	27,980
TJX Cos. Inc.	421,752	25,782
Ross Stores Inc.	124,610	14,473
Dollar General Corp.	90,003	14,163
Sysco Corp.	165,412	13,324
Delta Air Lines Inc.	202,659	11,614
* O'Reilly Automotive Inc.	26,095	11,541
* AutoZone Inc.	8,541	10,061
Southwest Airlines Co.	168,150	9,692
McKesson Corp.	64,004	9,258
* MercadoLibre Inc.	15,600	9,057
* United Airlines Holdings Inc.	81,200	7,535
* Dollar Tree Inc.	81,476	7,452

*	Chipotle Mexican Grill Inc. Class A	8,834	7,190
	Best Buy Co. Inc.	79,023	6,372
*	Copart Inc.	68,800	6,123
	Omnicom Group Inc.	74,533	5,924
*	CarMax Inc.	57,864	5,628
	Tiffany & Co.	41,827	5,597
	Yum China Holdings Inc.	125,082	5,569
	Darden Restaurants Inc.	42,633	5,049
	Expedia Group Inc.	47,790	4,858
	AmerisourceBergen Corp. Class A	52,448	4,611
*	Ulta Beauty Inc.	19,539	4,569
	Fox Corp. Class A	121,066	4,329
	Domino's Pizza Inc.	14,100	4,150
	American Airlines Group Inc.	137,950	3,965
	Tractor Supply Co.	41,338	3,904
*	Discovery Communications Inc.	126,698	3,867
	Advance Auto Parts Inc.	23,825	3,742
	Aramark	84,717	3,697
	Vail Resorts Inc.	13,900	3,373
	Viacom Inc. Class B	122,977	2,960
	Interpublic Group of Cos. Inc.	132,013	2,957
	Alaska Air Group Inc.	41,454	2,861
	Kohl's Corp.	56,466	2,655
	Nielsen Holdings plc	123,944	2,423
	Fox Corp. Class B	59,572	2,084
	Wyndham Hotels & Resorts Inc.	33,500	1,941
	H&R Block Inc.	72,106	1,758
	Rollins Inc.	48,200	1,728
	Macy's Inc.	108,601	1,664
^,*	Discovery Communications Inc. Class A	49,466	1,629
	L Brands Inc.	80,639	1,543
	Foot Locker Inc.	36,968	1,481
	Nordstrom Inc.	37,131	1,417
	Gap Inc.	74,193	1,232
			670,288
Financials (22.2%)
	JPMorgan Chase & Co.	1,103,678	145,421
	Visa Inc. Class A	603,718	111,392
	Bank of America Corp.	2,925,241	97,469
	Mastercard Inc. Class A	311,542	91,042
	Wells Fargo & Co.	1,379,165	75,109
	Citigroup Inc.	783,457	58,853
	American Tower Corp.	152,505	32,641
	US Bancorp	496,531	29,807
	American Express Co.	237,652	28,547
	Goldman Sachs Group Inc.	112,583	24,920
	CME Group Inc.	122,865	24,908
	Chubb Ltd.	157,837	23,909
	PNC Financial Services Group Inc.	154,498	23,671
	S&P Global Inc.	85,343	22,586
	Morgan Stanley	413,286	20,449
	BlackRock Inc.	41,117	20,349
	Charles Schwab Corp.	407,026	20,148
	Prologis Inc.	217,980	19,956
	Crown Castle International Corp.	143,994	19,246
	Marsh & McLennan Cos. Inc.	175,701	18,988
	Intercontinental Exchange Inc.	193,532	18,225

Aon plc	81,363	16,566
Equinix Inc.	29,051	16,468
Capital One Financial Corp.	161,762	16,178
Simon Property Group Inc.	106,446	16,096
American International Group Inc.	301,548	15,880
Progressive Corp.	202,570	14,798
BB&T Corp.	265,002	14,501
Bank of New York Mellon Corp.	291,362	14,268
Aflac Inc.	255,282	14,000
MetLife Inc.	275,720	13,761
Prudential Financial Inc.	141,485	13,246
Moody's Corp.	56,980	12,916
Allstate Corp.	113,698	12,660
Travelers Cos. Inc.	90,605	12,387
Welltower Inc.	140,337	11,868
SunTrust Banks Inc.	153,569	10,879
Equity Residential	127,615	10,860
Public Storage	51,327	10,814
AvalonBay Communities Inc.	48,641	10,429
* IHS Markit Ltd.	137,729	10,006
T. Rowe Price Group Inc.	79,798	9,860
State Street Corp.	128,863	9,678
Discover Financial Services	110,377	9,368
SBA Communications Corp. Class A	38,800	9,175
Digital Realty Trust Inc.	71,896	8,696
Synchrony Financial	229,953	8,603
Realty Income Corp.	110,162	8,442
Hartford Financial Services Group Inc.	124,925	7,728
Fifth Third Bancorp	254,482	7,683
M&T Bank Corp.	46,539	7,667
Weyerhaeuser Co.	259,065	7,645
Ventas Inc.	128,898	7,516
MSCI Inc. Class A	28,650	7,426
Ameriprise Financial Inc.	45,046	7,382
Boston Properties Inc.	53,267	7,380
Northern Trust Corp.	68,810	7,379
KeyCorp	348,373	6,755
* CBRE Group Inc. Class A	115,574	6,590
First Republic Bank	57,937	6,367
Alexandria Real Estate Equities Inc.	38,700	6,290
Arthur J Gallagher & Co.	63,689	5,940
Citizens Financial Group Inc.	154,341	5,936
Healthpeak Properties Inc.	169,650	5,917
Equifax Inc.	41,518	5,798
Regions Financial Corp.	345,883	5,755
Invitation Homes Inc.	185,841	5,674
Cincinnati Financial Corp.	52,551	5,626
* Arch Capital Group Ltd.	133,672	5,610
Huntington Bancshares Inc.	358,437	5,337
Mid-America Apartment Communities Inc.	39,126	5,325
* Markel Corp.	4,672	5,305
Principal Financial Group Inc.	95,545	5,265
TD Ameritrade Holding Corp.	95,160	4,932
UDR Inc.	101,833	4,893
Annaly Capital Management Inc.	507,633	4,736
Loews Corp.	90,755	4,619
Duke Realty Corp.	124,402	4,376

	Fidelity National Financial Inc.	91,413	4,354
	Host Hotels & Resorts Inc.	248,200	4,341
	Ally Financial Inc.	135,748	4,322
	Nasdaq Inc.	39,956	4,187
*	SVB Financial Group	18,000	4,171
	Lincoln National Corp.	69,883	4,127
	Western Union Co.	146,327	3,933
	Vornado Realty Trust	60,358	3,897
	Globe Life Inc.	37,505	3,854
	Raymond James Financial Inc.	42,566	3,823
	Everest Re Group Ltd.	14,001	3,798
*	Alleghany Corp.	4,868	3,797
	Regency Centers Corp.	57,702	3,753
	E*TRADE Financial Corp.	83,598	3,703
	Comerica Inc.	51,504	3,626
	AXA Equitable Holdings Inc.	144,611	3,578
	VEREIT Inc.	365,594	3,568
	WR Berkley Corp.	50,331	3,422
	Liberty Property Trust	54,168	3,338
	AGNC Investment Corp.	187,690	3,251
	Iron Mountain Inc.	99,224	3,187
	Brown & Brown Inc.	81,800	3,087
	Zions Bancorp NA	60,446	3,009
	Kimco Realty Corp.	138,444	2,993
	SEI Investments Co.	44,931	2,899
	RenaissanceRe Holdings Ltd.	15,235	2,869
	Voya Financial Inc.	48,953	2,853
	Assurant Inc.	21,018	2,793
	Franklin Resources Inc.	98,200	2,700
	People's United Financial Inc.	149,425	2,465
	SL Green Realty Corp.	28,618	2,442
	Invesco Ltd.	135,041	2,371
	Commerce Bancshares Inc.	33,636	2,255
	Old Republic International Corp.	99,200	2,238
	Unum Group	72,798	2,238
	New York Community Bancorp Inc.	160,379	1,912
	Park Hotels & Resorts Inc.	80,800	1,911
	Jefferies Financial Group Inc.	90,300	1,887
	Axis Capital Holdings Ltd.	28,062	1,661
^,*	Zillow Group Inc.	42,100	1,648
	CIT Group Inc.	32,300	1,470
	Affiliated Managers Group Inc.	17,100	1,460
	Janus Henderson Group plc	54,400	1,382
	Service Properties Trust	55,398	1,290
	Macerich Co.	47,819	1,288
	Santander Consumer USA Holdings Inc.	35,298	831
*	Zillow Group Inc. Class A	20,250	791
	CNA Financial Corp.	9,900	443
			1,580,107
Health Care (15.9%)
	Johnson & Johnson	922,161	126,788
	UnitedHealth Group Inc.	328,143	91,837
	Merck & Co. Inc.	894,365	77,971
	Pfizer Inc.	1,932,136	74,426
	Medtronic plc	466,261	51,937
	Abbott Laboratories	597,594	51,064
	Amgen Inc.	208,172	48,862

Bristol-Myers Squibb Co.	811,696	46,218
AbbVie Inc.	513,529	45,052
Eli Lilly & Co.	298,833	35,068
Gilead Sciences Inc.	443,041	29,790
Cigna Corp.	129,146	25,819
Anthem Inc.	89,275	25,770
Stryker Corp.	119,110	24,401
Becton Dickinson and Co.	92,893	24,013
* Intuitive Surgical Inc.	39,769	23,579
Allergan plc	113,943	21,073
* Boston Scientific Corp.	482,475	20,867
Zoetis Inc.	166,366	20,050
* Vertex Pharmaceuticals Inc.	89,010	19,738
* Biogen Inc.	63,845	19,141
* Edwards Lifesciences Corp.	71,913	17,614
* Illumina Inc.	50,865	16,315
Humana Inc.	46,896	16,002
Baxter International Inc.	167,046	13,693
HCA Healthcare Inc.	93,366	12,946
* Regeneron Pharmaceuticals Inc.	28,415	10,485
Zimmer Biomet Holdings Inc.	71,272	10,354
* IQVIA Holdings Inc.	62,267	9,090
* Centene Corp.	141,872	8,579
* Alexion Pharmaceuticals Inc.	74,698	8,511
* Align Technology Inc.	27,548	7,640
* IDEXX Laboratories Inc.	29,591	7,445
ResMed Inc.	49,324	7,379
* Laboratory Corp. of America Holdings	34,257	5,902
* Incyte Corp.	61,256	5,768
Cardinal Health Inc.	103,013	5,669
Teleflex Inc.	15,900	5,618
* WellCare Health Plans Inc.	17,400	5,604
Cooper Cos. Inc.	16,819	5,266
* BioMarin Pharmaceutical Inc.	61,914	4,997
Quest Diagnostics Inc.	46,397	4,944
* Hologic Inc.	92,627	4,754
Dentsply Sirona Inc.	77,699	4,393
* Alnylam Pharmaceuticals Inc.	36,988	4,333
* Varian Medical Systems Inc.	31,563	4,221
Universal Health Services Inc. Class B	27,470	3,832
* Henry Schein Inc.	51,354	3,538
* Mylan NV	176,135	3,308
* DaVita Inc.	42,723	3,066
* ABIOMED Inc.	15,400	3,021
* Jazz Pharmaceuticals plc	19,254	2,910
Perrigo Co. plc	43,008	2,203
* Alkermes plc	52,700	1,108
* Bristol-Meyers Squibb CVR Exp. 12/31/2020	242,687	522
		1,134,494
Industrials (9.4%)
Accenture plc Class A	221,413	44,539
* PayPal Holdings Inc.	408,067	44,075
Union Pacific Corp.	245,759	43,251
Fidelity National Information Services Inc.	211,607	29,234
United Parcel Service Inc. Class B	242,549	29,040
Automatic Data Processing Inc.	151,146	25,813
* Fiserv Inc.	196,036	22,787

Illinois Tool Works Inc.	112,334	19,583
CSX Corp.	264,326	18,910
Global Payments Inc.	103,224	18,694
Deere & Co.	110,196	18,518
Norfolk Southern Corp.	92,493	17,897
Sherwin-Williams Co.	28,784	16,785
Waste Management Inc.	147,214	16,622
Eaton Corp. plc	146,174	13,521
FedEx Corp.	84,321	13,496
Johnson Controls International plc	275,969	11,820
Amphenol Corp. Class A	101,000	10,504
Cummins Inc.	53,284	9,744
PACCAR Inc.	117,579	9,567
* FleetCor Technologies Inc.	29,600	9,085
Willis Towers Watson plc	44,746	8,790
Agilent Technologies Inc.	107,825	8,709
Stanley Black & Decker Inc.	52,805	8,330
Verisk Analytics Inc. Class A	55,315	8,158
* Square Inc.	117,800	8,142
Rockwell Automation Inc.	40,568	7,945
* CoStar Group Inc.	12,500	7,661
Ball Corp.	114,589	7,570
Fortive Corp.	102,776	7,417
Fastenal Co.	198,886	7,064
* Keysight Technologies Inc.	65,166	6,975
Republic Services Inc. Class A	74,132	6,572
Vulcan Materials Co.	45,706	6,484
* Mettler-Toledo International Inc.	8,487	6,106
Martin Marietta Materials Inc.	21,590	5,795
TransUnion	64,700	5,584
Dover Corp.	49,918	5,565
Kansas City Southern	34,651	5,282
* Waters Corp.	22,809	5,065
Westinghouse Air Brake Technologies Corp.	62,001	4,871
Broadridge Financial Solutions Inc.	39,188	4,848
Xylem Inc.	62,053	4,810
WW Grainger Inc.	15,147	4,801
Masco Corp.	99,500	4,632
Expeditors International of Washington Inc.	59,287	4,432
Old Dominion Freight Line Inc.	22,450	4,301
Arconic Inc.	136,089	4,213
* United Rentals Inc.	26,709	4,088
Allegion plc	32,259	3,872
Packaging Corp. of America	32,420	3,628
CH Robinson Worldwide Inc.	46,897	3,604
* Trimble Inc.	87,350	3,540
JB Hunt Transport Services Inc.	29,751	3,440
Snap-on Inc.	19,119	3,068
* Sensata Technologies Holding plc	55,277	2,846
* XPO Logistics Inc.	32,000	2,646
Xerox Holdings Corp.	64,217	2,500
Robert Half International Inc.	39,607	2,305
* Arrow Electronics Inc.	27,888	2,221
* Flex Ltd.	180,800	2,146
Jabil Inc.	52,255	2,030
MDU Resources Group Inc.	68,915	2,001
Sealed Air Corp.	53,037	2,001

	ManpowerGroup Inc.	20,411	1,891
	Acuity Brands Inc.	13,938	1,823
	Alliance Data Systems Corp.	14,247	1,523
	Avnet Inc.	36,884	1,499
	nVent Electric plc	52,100	1,287
			667,566
Oil & Gas (2.5%)
	ConocoPhillips	385,228	23,091
	Phillips 66	155,500	17,839
	EOG Resources Inc.	202,129	14,331
	Marathon Petroleum Corp.	227,448	13,792
	Valero Energy Corp.	144,315	13,781
	Kinder Morgan Inc.	678,965	13,314
	Occidental Petroleum Corp.	311,432	12,012
	ONEOK Inc.	142,181	10,102
	Williams Cos. Inc.	421,236	9,570
	Pioneer Natural Resources Co.	57,802	7,389
	Hess Corp.	92,600	5,749
	Concho Resources Inc.	68,759	4,989
	Baker Hughes Co. Class A	218,912	4,908
	Diamondback Energy Inc.	56,850	4,397
	Marathon Oil Corp.	280,141	3,264
	Devon Energy Corp.	141,784	3,104
	Apache Corp.	133,306	2,970
	Targa Resources Corp.	79,621	2,908
	HollyFrontier Corp.	52,160	2,689
	Cabot Oil & Gas Corp.	144,235	2,299
	Cimarex Energy Co.	33,864	1,557
	Helmerich & Payne Inc.	35,879	1,418
	Murphy Oil Corp.	52,099	1,199
	Continental Resources Inc.	29,100	899
	EQT Corp.	85,288	745
	Equitrans Midstream Corp.	69,570	694
			179,010
Technology (29.5%)
	Apple Inc.	1,569,995	419,581
	Microsoft Corp.	2,625,848	397,501
*	Facebook Inc. Class A	829,717	167,304
*	Alphabet Inc. Class C	105,496	137,668
*	Alphabet Inc. Class A	103,951	135,561
	Intel Corp.	1,539,997	89,397
	Cisco Systems Inc.	1,488,385	67,439
*	Adobe Inc.	169,110	52,345
*	salesforce.com Inc.	284,701	46,375
	NVIDIA Corp.	202,389	43,866
	Oracle Corp.	778,421	43,701
	Broadcom Inc.	134,224	42,443
	Texas Instruments Inc.	326,075	39,197
	QUALCOMM Inc.	422,449	35,296
	Intuit Inc.	86,338	22,352
	Applied Materials Inc.	324,412	18,783
*	ServiceNow Inc.	64,793	18,339
*	Micron Technology Inc.	383,690	18,229
	Analog Devices Inc.	127,300	14,379
*	Autodesk Inc.	76,424	13,825
*	Advanced Micro Devices Inc.	346,761	13,576

Lam Research Corp.	50,171	13,387
NXP Semiconductors NV	113,848	13,159
Cognizant Technology Solutions Corp. Class A	191,037	12,247
HP Inc.	521,087	10,463
* Workday Inc. Class A	55,206	9,888
Motorola Solutions Inc.	57,186	9,567
KLA Corp.	55,050	9,020
Xilinx Inc.	88,175	8,181
* Twitter Inc.	261,399	8,080
Cerner Corp.	109,672	7,851
Corning Inc.	266,205	7,731
* Splunk Inc.	51,784	7,727
Microchip Technology Inc.	80,600	7,620
* Palo Alto Networks Inc.	32,518	7,389
Hewlett Packard Enterprise Co.	462,361	7,319
* Synopsys Inc.	51,815	7,308
* VeriSign Inc.	36,239	6,912
CDW Corp.	50,308	6,794
* Cadence Design Systems Inc.	96,600	6,786
Marvell Technology Group Ltd.	226,000	5,960
Skyworks Solutions Inc.	59,547	5,853
Seagate Technology plc	92,171	5,501
Maxim Integrated Products Inc.	93,796	5,315
Western Digital Corp.	101,123	5,089
NetApp Inc.	82,965	5,027
NortonLifeLock Inc.	200,383	4,990
Citrix Systems Inc.	43,238	4,878
* Gartner Inc.	30,200	4,846
* Akamai Technologies Inc.	55,603	4,844
* Check Point Software Technologies Ltd.	39,358	4,640
SS&C Technologies Holdings Inc.	77,000	4,624
* Qorvo Inc.	40,700	4,241
* Yandex NV Class A	99,320	4,168
VMware Inc. Class A	26,674	4,151
* GoDaddy Inc. Class A	60,700	4,029
* Arista Networks Inc.	20,642	4,028
DXC Technology Co.	90,705	3,386
Amdocs Ltd.	47,025	3,259
* F5 Networks Inc.	20,744	3,023
Juniper Networks Inc.	118,525	2,970
* PTC Inc.	36,300	2,781
* Dell Technologies Inc.	52,053	2,524
CDK Global Inc.	42,550	2,279
		2,106,992
Telecommunications (0.1%)
* T-Mobile US Inc.	108,414	8,516
* Sprint Corp.	194,941	1,154
		9,670
Utilities (1.0%)
Consolidated Edison Inc.	115,825	10,064
WEC Energy Group Inc.	109,220	9,682
Eversource Energy	112,284	9,279
PPL Corp.	250,237	8,516
American Water Works Co. Inc.	62,797	7,600
CMS Energy Corp.	97,605	5,983
Evergy Inc.	81,100	5,131

Alliant Energy Corp.			82,600	4,378
AES Corp.			229,800	4,346
CenterPoint Energy Inc.			173,116	4,252
NiSource Inc.			129,792	3,433
Avangrid Inc.			19,159	930
				73,594
Total Common Stocks (Cost $5,055,653)				7,120,947
	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund	1.841%		161,383	16,141

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.527%-1.541%	4/30/20	1,240	1,232
Total Temporary Cash Investments (Cost $17,372)				17,373
Total Investments (100.0%) (Cost $5,073,025)				7,138,320
Other Assets and Liabilities-Net (0.0%)3				5
Net Assets (100%)				7,138,325

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,170,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $4,278,000 was received for securities on loan.
4 Securities with a value of $574,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	89	13,989	464

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have

FTSE Social Index Fund

been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

FTSE Social Index Fund

	($000	($000	($000
Common Stocks	7,120,947	—	—
Temporary Cash Investments	16,141	1,232	—
Futures Contracts—Liabilities[1]	(45)	—	—
Total	7,137,043	1.232	—
1 Represents variation margin on the last day of the reporting period.